REVERSE STOCK SPLIT (Details Narrative) - shares					12 Months Ended
	Jan. 17, 2023	Jan. 13, 2023	Jan. 03, 2023	Aug. 01, 2022	Dec. 31, 2020	Jan. 16, 2023	Jan. 12, 2023	Jan. 02, 2023	Sep. 30, 2022	Aug. 26, 2022	Aug. 25, 2022	Jul. 31, 2022	Dec. 31, 2021
Common stock, shares authorized					20,000,000				20,000,000				20,000,000
Common stock, shares issued					2,395,330				2,722,070				2,702,070
Common stock, shares outstanding					2,395,330				2,722,070				2,702,070
Stock Issued During Period, Shares, Reverse Stock Splits				2,722,070
Common Stock [Member]
Common stock, shares authorized					14,335
Reverse stock split description	At that time, the number of shares of common stock held by each stockholder as reflected in the records of the Company’s transfer agent or the stockholder’s brokerage firm records will be reduced by 1,500% to reflect the processing of the Consolidated Reverse Stock Split. At market open the following trading day, which as anticipated will be the first day that the common stock trades on Nasdaq, the price of the common stock will reflect a 1,500% increase as a result of the processing of the Consolidated Reverse Stock Split. The common stock will trade on Nasdaq under its current ticker symbol, “MRZM,” but will trade under a new CUSIP Number, 570372 201. The Company also intends to file a Current Report on Form 8-K reporting FINRA’s announcement of the Consolidated Reverse Stock Split and related material matters
Subsequent Event [Member]
Common stock, shares authorized			20,000,000							75,000,000
Subsequent Event [Member] | Common Stock [Member]
Common stock, shares authorized								75,000,000			18,750,000
Common stock, shares authorized	50,294		3.75
Subsequent Event [Member] | Common Stock [Member] | Third Certificate Of Change [Member]
Common stock, shares authorized		75,000,000					20,000,000
Common stock, shares authorized		3.75
Subsequent Event [Member] | Common Stock [Member] | Fourth Certificate Of Change [Member]
Common stock, shares authorized	300,000,000					75,000,000
Subsequent Event [Member] | Common Stock [Member] | Fifth Certificate Of Change [Member]
Common stock, shares authorized	20,000,000					300,000,000
Common stock, shares authorized		1
Common stock, shares issued						15
Common stock, shares outstanding	15
Board Of Directors [Member] | Subsequent Event [Member] | Common Stock [Member]
Common stock, shares authorized				18,750,000								75,000,000